Summary of Allowance for Credit Loss and Changes (Details) $ in Thousands	12 Months Ended
Mar. 31, 2024 USD ($)
Accounting Policies [Abstract]
Balance as of March 31, 2023	$ 1,683
CECL implementation	(547)
Recoveries	(704)
Credit loss expense	279
Write-offs	(44)
Balance as of March 31, 2024	$ 667